Summary of Significant Accounting Policies (Details) $ / shares in Units, € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 SGD ($)
Summary of Significant Accounting Policies [Line Items]
Security deposit for notes payable			$ 220,261
Notes receivable	86,149		254,092
Allowance for credit losses of notes receivable
Allowance for credit loss	1,719,781		367,577	$ 375,975
Inventory valuation allowance
Allowance for uncollectible advance to vendors
Allowance for uncollectible balances	3,620		3,468
Impairment charge was recognized
Warranty holdback	773,330		624,633
Revenue from engineering consulting services
Customer advances	1,698,526		1,403,628
Revenue recognized	$ 944,609		765,649	426,880
Lease term	1 year					1 year	1 year	1 year	1 year
Government grants	$ 43,578		$ 20,846	$ 486,562
Net (loss) per share, basic (in Dollars per share) | $ / shares	$ (0.75)		$ (0.1)	$ 0.47
Net (loss) per share diluted (in Dollars per share) | $ / shares	$ (0.75)		$ (0.1)
Statutory income tax rate Percentage	25.00%	25.00%	25.00%	25.00%
Income tax rate	15.00%	15.00%			15.00%
Taxes				$ 140,305
Penalties or interest relating to income taxes
Number of reportable segment	1	1
Cash	$ 4,428,602		$ 3,102,865	$ 2,739,530
Cash balances in bank accounts						€ 0.1		¥ 10
Customer Concentration Risk [Member] | Customers One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	26.20%	26.20%	28.70%	22.60%
Customer Concentration Risk [Member] | Customers One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	16.10%	16.10%	13.80%
Customer Concentration Risk [Member] | Customers Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			14.90%
Customer Concentration Risk [Member] | Customers Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.00%	10.00%	12.20%
Customer Concentration Risk [Member] | Customers Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.70%
Customer Concentration Risk [Member] | Customers Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			11.10%
Customer Concentration Risk [Member] | Customers Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.00%
Financial Stability Department (“FSD”) [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance limit	$ 70,000						¥ 500,000
Financial Stability Department [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance limit	$ 3,759,538		$ 2,434,205
No Supplier [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.00%	10.00%
Supplier One [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			12.00%	14.50%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.90%	11.90%	18.00%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				14.00%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.10%	11.10%	16.70%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				11.50%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.60%	10.60%
GERMANY
Summary of Significant Accounting Policies [Line Items]
Statutory income tax rate Percentage	15.825%	15.825%
Cash at bank	$ 56,232
Cash balances in bank accounts	$ 117,000
UNITED STATES
Summary of Significant Accounting Policies [Line Items]
Statutory income tax rate Percentage	21.00%	21.00%
State income tax	4.90%	4.90%
Cash at bank	$ 99,572
Cash balances in bank accounts	$ 250,000
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory income tax rate Percentage	17.00%	17.00%
Cash at bank	$ 80,950
Cash balances in bank accounts	$ 78,000								$ 0.1
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory income tax rate Percentage	16.50%	16.50%
Assessable profits	$ 255,102	$ 2,000,000
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Net (loss) per share, basic (in Dollars per share) | $ / shares				$ 0.03
Net (loss) per share diluted (in Dollars per share) | $ / shares				$ 0.03
Income tax rate	25.00%	25.00%
Cash	$ 2,024,619		$ 1,851,830
Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory income tax rate Percentage	31.90%	31.90%	31.90%	31.90%
Income tax rate	50.00%	50.00%
Cash at bank	$ 2,130,682		$ 1,211,701
Cash balances in bank accounts	$ 76,000
Government Grants [Member]
Summary of Significant Accounting Policies [Line Items]
Net (loss) per share, basic (in Dollars per share) | $ / shares	$ 0.002		$ 0.001
Net (loss) per share diluted (in Dollars per share) | $ / shares	$ 0.002		$ 0.001
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Notes payable bank security percentage	50.00%	50.00%
Restricted cash percentage	50.00%	50.00%
Percentage of contract price held back	3.00%	3.00%
Percentage of value added tax	6.00%	6.00%
Percentage of consumption tax	3.00%					3.00%	3.00%	3.00%	3.00%
Minimum [Member] | Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory income tax rate Percentage	8.25%	8.25%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Notes payable bank security percentage	100.00%	100.00%
Restricted cash percentage	100.00%	100.00%
Percentage of contract price held back	10.00%	10.00%
Percentage of value added tax	13.00%	13.00%
Percentage of consumption tax	10.00%					10.00%	10.00%	10.00%	10.00%